UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of principal executive offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2007

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(name and address of agent for service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND

Investment portfolio		unaudited
September 30, 2007

Equity securities		Value
	Shares	(000)

Argentina - 0.21%
Empresa Distribuidora y Comercializadora Norte SA, Class B (ADR) (1)	1,037,300	$24,543
Grupo Financiero Galicia SA, Class B (1)	5	-
Grupo Financiero Galicia SA, Class B (ADR) (1)	1,175,700	9,312
		33,855

Brazil - 10.15%
Anhanguera Educacional Participações SA, units (1)	707,900	12,901
B2W - Cía. Global do Varejo, ordinary nominative	2,056,600	97,211
B2W - Cía. Global do Varejo (GDR) (acquired 10/11/05, cost: $6,746,000) (2)	228,978	21,609
Banco do Estado do Rio Grande do Sul SA, Class B, preferred nominative (1)	3,768,000	25,120
Bradespar SA, preferred nominative	1,157,992	66,252
Brasil Telecom Participações SA, preferred nominative	795,421	11,953
CESP - Cía. Energética de São Paulo, Class B, preferred nominative (1)	3,287,061	61,071
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	643,644	45,564
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	1,772,522	129,625
Cía. de Saneamento de Minas Gerais, ordinary nominative	1,444,800	23,685
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	2,653,751	56,555
Cía. Vale do Rio Doce, ordinary nominative (ADR)	8,400	285
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	2,309,024	65,692
Companhia de Concessões Rodoviárias, ordinary nominative	3,479,200	70,154
Drogasil SA, ordinary nominative	1,941,000	15,687
Dufry South America Ltd. (BDR) (1)	2,275,500	59,312
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative	1,833,800	20,242
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	2,055,800	90,291
Itaúsa - Investimentos Itaú SA, preferred nominative	3,129,274	21,631
JBS SA, ordinary nominative (1)	3,029,200	13,573
JBS SA, ordinary nominative, receipts (1)	498,233	2,219
LIGHT - Serviços de Eletricidade SA, ordinary nominative (1)	560,613,850	9,405
Medial Saúde SA, ordinary nominative (1)	625,000	7,719
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $11,955,000) (2) (3) (4)	27,000	-
Perdigão SA, ordinary nominative	2,791,229	60,995
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,040,100	78,528
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,522,600	98,512
SLC Agrícola SA (1)	1,557,000	13,740
Telemig Celular Participações SA, ordinary nominative	112,503	6,578
Telemig Celular Participações SA, preferred nominative (ADR)	549,658	32,210
Telemig Celular SA, Class G, preferred nominative (1)	38,529	13,785
Tele Norte Celular Participações SA, ordinary nominative (1) (3)	184,298	7,090
Tele Norte Celular Participações SA, preferred nominative (1) (3)	453,978	6,619
Tele Norte Leste Participações SA, preferred nominative	9,200,200	208,638
TIM Participações SA, ordinary nominative	8,616,744	52,124
TIM Participações SA, preferred nominative	16,584,502	67,788
TIM Participações SA, preferred nominative (ADR)	173,600	7,041
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	291,800	22,882
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	868,498	60,747
		1,665,033

Canada - 0.49%
Banro Corp. (1)	1,512,600	19,044
CIC Energy Corp. (1) (3)	2,608,700	41,385
CIC Energy Corp. (acquired 8/22/07, cost: $7,217,000) (1) (2) (3)	471,600	7,152
Platmin Ltd. (1)	1,504,200	12,818
Platmin Ltd. (CDI) (1)	64,200	558
		80,957

Chile - 0.40%
Cía. de Telecomunicaciones de Chile SA (ADR)	4,450,500	36,628
Ripley Corp SA	23,498,747	28,755
		65,383

China - 12.82%
Acorn International, Inc. (ADR) (1)	75,000	1,551
Advanced Semiconductor Manufacturing Corp. Ltd. (Hong Kong) (1)	8,030,000	548
Agile Property Holdings Ltd. (Hong Kong)	6,298,000	13,227
Air China Ltd. (Hong Kong)	1,710,000	2,443
Anhui Conch Cement Co. Ltd. (Hong Kong)	22,748,000	197,025
Anhui Conch Cement Co. Ltd., Class A Call Warrants issued by Citigroup, expire January 20, 2010 (acquired 12/21/06, cost: $860,000) (2)	236,600	2,631
Anhui Conch Cement Co. Ltd., Class A Call Warrants issued by Lehman Brothers, expire June 2, 2008 (acquired 5/31/06, cost: $359,000) (2)	96,795	1,077
ANTA Sports Products Ltd. (Hong Kong) (1)	24,728,600	26,924
Beijing Enterprises Holdings Ltd. (Hong Kong)	5,389,000	27,395
Bio-Treat Technology Ltd. (Singapore)	35,746,911	21,904
BYD Co. Ltd. (Hong Kong)	4,487,000	33,522
China Construction Bank Corp. (Hong Kong)	60,010,600	54,757
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong) (1)	2,898,000	5,244
China Huiyuan Juice Group Ltd. (Hong Kong) (1)	930,500	1,262
China Life Insurance Co. Ltd. (Hong Kong)	4,662,000	26,789
China Life Insurance Co. Ltd. (ADR)	754,066	65,016
China Mengniu Dairy Co. (Hong Kong)	20,475,000	89,196
China Mobile Ltd. (Hong Kong)	6,308,000	103,343
China Molybdenum Co. Ltd. (Hong Kong) (1)	25,284,000	55,707
China National Offshore Oil Corp. (Hong Kong)	64,779,000	108,878
China Oilfield Services Ltd. (Hong Kong)	12,102,000	27,879
China Overseas Land & Investment Ltd. (Hong Kong)	11,000,083	25,114
China Resources Enterprise Ltd. (Hong Kong)	10,736,000	45,595
China Shenhua Energy Co. Ltd. (Hong Kong)	63,925,500	384,196
Country Garden Holdings Co. Ltd. (Hong Kong) (1)	5,659,000	9,628
Ctrip.com International Ltd. (ADR)	1,072,600	55,561
Dalian Port (PDA) Co. Ltd. (Hong Kong)	35,220,000	28,601
GOME Electrical Appliances Holding Ltd. (Hong Kong)	74,732,829	146,767
Industrial and Commercial Bank of China Ltd. (Hong Kong)	119,791,000	84,020
Intime Department Store (Group) Co. Ltd. (Hong Kong) (1)	1,101,500	977
Lenovo Group Ltd. (Hong Kong)	89,096,700	68,339
Li Ning Co. Ltd. (Hong Kong)	11,808,000	40,802
New Oriental Education & Technology Group Inc. (ADR) (1)	388,300	25,845
Nine Dragons Paper Industries Co. Ltd. (Hong Kong)	21,249,400	66,453
PetroChina Co. Ltd. (Hong Kong)	8,509,100	16,141
Qinghai Salt Lake Potash Co. Ltd., Class A Call Warrants issued by UBS AG, expire May 10, 2010 (acquired 5/8/07, cost: $22,895,000) (2)	4,499,314	34,735
Semiconductor Manufacturing International Corp. (Hong Kong) (1)	143,843,000	17,031
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,550,000	6,024
Shanghai Prime Machinery Co. Ltd. (Hong Kong)	44,192,000	20,929
Sinofert Holdings Ltd. (Hong Kong)	141,132,300	110,977
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	1,752,900	3,970
TPV Technology Ltd. (Hong Kong)	25,876,000	18,649
Wumart Stores, Inc. (Hong Kong)	26,081,000	26,181
		2,102,853

Colombia - 0.33%
Cía. de Cemento Argos SA	1,999,900	8,417
Inversiones Argos SA	7,906,483	46,141
		54,558

Egypt - 3.02%
Commercial International Bank (Egypt) S.A.E.	883,146	12,185
Egyptian Company for Mobile Services S.A.E.	2,477,200	82,964
National Société Générale Bank (1)	39,957	294
Orascom Construction Industries Co.	2,658,881	239,306
Orascom Construction Industries Co. (GDR)	203,456	34,435
Orascom Telecom Holding S.A.E. (GDR)	1,875,600	122,664
Raya Holding Co. for Technology and Communication S.A.E.	1,634,700	3,803
		495,651

Germany - 0.20%
C.A.T. oil AG (1)	1,283,803	32,863

Hong Kong - 1.73%
C C Land Holdings Ltd.	43,583,300	61,699
China Yurun Food Group Ltd.	11,494,000	16,567
Clear Media Ltd. (1)	13,011,000	14,400
Foxconn International Holdings Ltd. (1)	12,769,000	35,002
Kerry Properties Ltd.	1,681,000	12,915
Kingboard Chemical Holdings Ltd.	1,464,500	9,329
Kingway Brewery Holdings Ltd.	8,215,300	2,569
Melco International Development Ltd.	443,000	828
Shangri-La Asia Ltd.	27,397,246	92,378
Tencent Holdings Ltd.	5,790,000	37,406
		283,093

Hungary - 0.05%
Magyar Telekom Telecommunications PLC	1,390,954	7,761

India - 6.45%
Ambuja Cements Ltd.	37,137,092	135,342
Apollo Hospitals Enterprise Ltd.	1,222,966	14,970
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	2,862
Bharat Electronics Ltd.	380,971	17,695
Bharat Heavy Electricals Ltd.	751,212	38,592
Bharti Airtel Ltd. (1)	1,497,974	35,509
Cummins India Ltd.	1,182,073	12,961
DLF Ltd.	6,121,574	117,831
Grasim Industries Ltd.	24,250	2,147
Hotel Leelaventure Ltd.	2,874,100	3,668
Housing Development Finance Corp. Ltd.	1,421,994	90,659
IL&FS Investsmart Ltd.	280,056	1,304
Info Edge (India) Ltd.	5,853	159
Infosys Technologies Ltd.	3,649,819	174,229
Infrastructure Development Finance Co. Ltd.	8,728,191	31,050
Ishaan Real Estate PLC (1)	2,077,023	3,980
Jammu and Kashmir Bank Ltd.	537,400	10,607
Larsen & Toubro Ltd.	535,505	37,924
McLeod Russel India Ltd. (3)	5,566,169	8,044
Oil & Natural Gas Corp. Ltd.	249,214	6,022
Rajesh Exports Ltd. 0% convertible debenture, February 21, 2012 (5)	INR17,969,100	30,100
Reliance Industries Ltd.	287,193	16,645
SET India Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	29,318
Shopper's Stop Ltd.	1,005,300	13,563
Shree Cement Ltd.	617,122	23,707
Sobha Developers Ltd.	263,020	6,083
Steel Authority of India Ltd.	2,671,434	13,957
Suzlon Energy Ltd.	2,875,468	105,236
United Spirits Ltd.	1,307,687	57,883
Wipro Ltd.	1,381,536	16,037
		1,058,084

Indonesia - 2.32%
PT Astra International Tbk	30,210,500	63,627
PT Bank Mandiri (Persero) Tbk	105,791,000	40,800
PT Bank Rakyat Indonesia (Persero) Tbk	5,757,000	4,157
PT Ciputra Surya Tbk (1)	16,628,500	1,910
PT Jaya Real Property	9,808,000	1,588
PT Medco Energi Internasional Tbk	50,490,500	22,925
PT Perusahaan Gas Negara (Persero) Tbk	3,253,500	4,289
PT Surya Citra Media Tbk	38,277,500	3,057
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	197,466,902	237,651
		380,004

Israel - 1.77%
"Bezeq" The Israel Telecommunication Corp. Ltd.	31,422,227	54,106
Bank Hapoalim B.M.	11,193,636	57,513
Bank Leumi le-Israel B.M.	4,094,044	18,034
Israel Chemicals Ltd.	2,847,953	26,367
Orbotech Ltd. (1)	425,673	8,952
Partner Communications Co. Ltd.	625,604	10,454
Supersol Ltd. (1)	5,684,048	21,942
Teva Pharmaceutical Industries Ltd. (ADR)	2,092,800	93,067
		290,435

Kazakhstan - 0.33%
OJSC Halyk Bank of Kazakhstan (GDR)	334,500	6,723
OJSC KazMunaiGas Exploration Production (GDR)	1,980,000	47,500
		54,223

Malaysia - 4.08%
AirAsia Bhd. (1)	35,786,500	19,233
Astro All Asia Networks PLC	12,580,200	13,079
Bumiputra-Commerce Holdings Bhd.	44,673,349	140,383
E & O Property Development Bhd. (1)	18,711,300	17,914
EON Capital Bhd.	3,230,400	6,499
Gamuda Bhd.	2,271,500	5,871
Genting Bhd.	4,174,000	9,868
IJM Corp. Bhd.	42,500,914	99,231
IOI Corp. Bhd.	74,535,575	132,435
KNM Group Bhd.	847,600	1,150
Mah Sing Group Bhd.	30,938,633	17,173
MISC Bhd.	6,549,700	18,851
Naim Cendera Holdings Bhd.	7,034,300	12,085
Resorts World Bhd.	20,843,500	23,996
S P Setia Bhd. Group	28,318,200	73,187
Tanjong PLC	3,215,100	16,902
Transmile Group Bhd. (1) (3)	15,205,500	20,006
UMW Holdings Bhd.	10,145,196	42,011
		669,874

Mexico - 6.10%
América Móvil, SAB de CV, Series A	48,825,000	151,764
América Móvil, SAB de CV, Series L	45,233,020	144,492
América Móvil, SAB de CV, Series L (ADR)	3,955,700	253,165
Carso Infraestructura y Construcción, SAB de CV, Series B-1 (1)	50,272,700	50,676
CEMEX, SAB de CV, ordinary participation certificates, units (ADR) (1)	2,619,523	78,376
Empresas ICA, SAB de CV (1)	17,570,251	106,075
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B (ADR)	494,656	14,246
Grupo Famsa, SAB de CV, Series A (1)	7,093,606	28,966
Grupo Financiero Inbursa, SAB de CV	20,551,000	49,297
Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)	579,628	14,010
Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B1 (1)	27,633,900	42,151
Industrias CH, SAB de CV, Series B (1)	1,930,800	7,471
Kimberly-Clark de México, SAB de CV, Series A	10,223,950	46,616
Wal-Mart de México, SAB de CV, Series V	3,936,395	14,481
		1,001,786

Morocco - 0.10%
Holcim (Maroc) SA	46,585	16,848
Société des Brasseries du Maroc	1,326	305
		17,153

Netherlands - 0.07%
Efes Breweries International NV (GDR) (1)	353,703	10,965

Oman - 0.20%
BankMuscat (SAOG) (GDR)	2,040,632	32,711

Pakistan - 0.11%
Fauji Fertilizer Co. Ltd.	1,453,600	2,758
Oil and Gas Development Co. Ltd. (GDR)	791,800	14,847
		17,605

Philippines - 1.32%
Ayala Land, Inc.	72,366,696	26,046
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
International Container Terminal Services, Inc.	19,533,588	15,791
Philippine Long Distance Telephone Co.	427,820	27,574
Philippine Long Distance Telephone Co. (ADR)	630,900	40,592
PNOC Energy Development Corp.	527,878,000	74,826
SM Investments Corp.	2,561,229	21,131
SM Prime Holdings, Inc.	40,278,446	10,705
		216,665

Poland - 0.42%
Polski Koncern Naftowy ORLEN SA (1)	2,254,100	47,353
Telekomunikacja Polska SA	2,777,200	22,023
		69,376

Russia - 9.10%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $5,998,000) (2) (3) (4) (6)	10,843,467	16,098
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $16,062,000) (1) (2) (3) (4) (6)	17,204,034	20,141
Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost: $150,000) (1) (2) (3) (4) (6)	150,137	150
Evraz Group SA (GDR)	2,845,750	180,136
Integra Group Holdings, Class A (GDR) (1)	2,133,110	33,170
JSC MMC "Norilsk Nickel" (ADR)	393,670	107,078
JSC OGK-5	72,533,588	11,293
JSC OGK-5 (GDR)	723,152	5,630
JSC TGC-5	298,335	1,348
New Century Capital Partners, LP (acquired 12/7/95, cost: $1,109,000) (1) (2) (4)	5,247,900	4,434
OAO Belon	156,800	7,448
OAO Gazprom	1,334,000	14,714
OAO Gazprom (ADR)	5,367,550	236,709
OAO LUKOIL (ADR)	585,200	48,630
OAO NOVATEK (GDR)	160,000	8,400
OAO Raspadskaya	3,068,425	11,936
OAO Severstal (GDR)	2,448,500	51,908
OAO TMK	1,212,914	12,372
OAO TMK (GDR)	1,365,023	56,375
OJSC Magnit (1)	435,858	18,197
OJSC Magnitogorsk Iron and Steel Works (GDR)	7,324,700	110,969
OJSC Mobile TeleSystems (ADR)	883,500	61,235
OJSC Novolipetsk Steel (GDR)	2,312,850	78,521
OJSC OC Rosneft (GDR)	13,971,940	118,761
OJSC Pharmstandard (GDR) (1)	1,664,700	32,129
OJSC VTB Bank (GDR) (1)	1,646,300	14,734
RAO Unified Energy System of Russia (GDR) (1)	877,825	106,217
Sberbank (Savings Bank of the Russian Federation)	12,547,414	52,323
Sberbank (Savings Bank of the Russian Federation) (GDR)	19,800	9,148
Vimpel-Communications (ADR)	1,488,500	40,249
X5 Retail Group NV (GDR) (1)	665,050	22,645
		1,493,098

Singapore - 0.90%
Ascendas India Trust (1)	28,651,500	28,553
Banyan Tree Holdings Ltd.	10,477,000	15,097
CapitaRetail China Trust (1)	11,645,000	21,955
Olam International Ltd.	3,732,000	7,891
Wilmar International Ltd.	19,863,420	48,953
Yanlord Land Group Ltd.	9,953,000	24,797
		147,246

South Africa - 6.88%
Absa Group Ltd.	1,584,153	28,887
Adcorp Holdings Ltd.	868,508	4,751
AngloGold Ashanti Ltd.	233,980	11,134
AngloGold Ashanti Ltd. (ADR)	288,985	13,551
Anglo Platinum Ltd.	428,541	65,178
Anglo Platinum Ltd., 6.38% convertible preferred May 31, 2009	79,068	4,360
Aveng Ltd.	11,333,405	90,932
Cashbuild Ltd.	1,090,014	10,177
FirstRand Ltd.	4,519,717	14,571
Gold Fields Ltd.	7,143,800	129,381
Gold Fields Ltd. (ADR)	2,181,400	39,462
Harmony Gold Mining Co. Ltd. (1)	4,482,908	53,356
Harmony Gold Mining Co. Ltd. (ADR) (1)	6,651,492	79,219
Impala Platinum Holdings Ltd.	2,234,887	78,245
Massmart Holdings Ltd.	738,602	8,984
Mittal Steel South Africa Ltd.	987,788	19,749
MTN Group Ltd.	2,135,816	32,559
Murray & Roberts Holdings Ltd.	7,604,038	99,679
Mvelaphanda Resources Ltd. (1)	3,559,539	28,035
Naspers Ltd., Class N	1,054,658	29,389
Sappi Ltd.	2,789,306	42,521
Sappi Ltd. (ADR)	605,000	9,257
Sasol Ltd.	689,711	29,782
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost: $32,000) (1) (2) (4)	2,180	31
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost: $199,000) (1) (2) (4)	13,650	193
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $10,827,000) (2) (3) (4) (6)	27,594	35,522
Standard Bank Group Ltd.	7,903,608	114,674
Truworths International Ltd.	1,200,597	5,536
Wilson Bayly Holmes - Ovcon Ltd.	1,958,005	33,990
Woolworths Holdings Ltd.	6,116,634	16,150
		1,129,255

South Korea - 8.91%
Cheil Communications Inc.	31,970	9,471
Daegu Bank, Ltd.	900,620	16,687
Daewoo Securities Co., Ltd.	293,030	8,809
Doosan Heavy Industries and Construction Co., Ltd.	102,350	10,819
GS Engineering & Construction Corp.	253,360	44,036
Hankook Tire Co., Ltd.	3,476,470	71,255
Hynix Semiconductor Inc. (1)	1,672,130	57,212
Hyundai Development Co.	293,864	27,465
Hyundai Heavy Industries Co., Ltd.	35,800	16,554
Hyundai Mipo Dockyard Co., Ltd.	35,187	12,116
Hyundai Mobis Co., Ltd.	173,220	18,386
Hyundai Steel Co.	504,140	42,544
Kookmin Bank	1,441,275	120,054
Korean Reinsurance Co.	1,129,400	15,988
Kumho Industrial Co., Ltd.	241,280	15,429
LG Household & Health Care Ltd.	97,991	17,674
LG.Philips LCD Co., Ltd. (1)	405,160	19,399
LG.Philips LCD Co., Ltd. (ADR) (1)	184,208	4,410
LG Telecom Ltd. (1)	1,833,765	18,482
Lotte Shopping Co.	58,861	25,094
Lotte Shopping Co. (GDR)	2,900	61
Lotte Shopping Co. (GDR) (acquired 1/27/06, cost: $8,453,000) (2)	408,970	8,617
Macquarie Korea Infrastructure Fund	205,000	1,569
Macquarie Korea Infrastructure Fund (GDR)	4,843,310	36,276
NHN Corp. (1)	114,857	26,592
POSCO	42,740	31,443
Pusan Bank	994,330	18,261
Samsung Electronics Co., Ltd.	224,506	141,114
Samsung Electronics Co., Ltd. (GDS)	758,028	237,831
Samsung Engineering Co., Ltd.	891,680	119,891
Samsung Securities Co., Ltd.	107,080	9,715
Samsung Techwin Co., Ltd.	1,020,060	77,720
Shinhan Financial Group Co., Ltd.	1,239,870	81,050
Shinsegae Co., Ltd.	39,506	27,509
SK Telecom Co., Ltd.	80,563	18,494
SK Telecom Co., Ltd. (ADR)	1,588,500	47,178
Sungshin Cement Co., Ltd. (1)	357,250	6,776
		1,461,981

Sri Lanka - 0.18%
Dialog Telekom Ltd.	149,615,180	30,348

Sweden - 0.14%
Oriflame Cosmetics SA (SDR)	369,600	22,453

Taiwan - 10.94%
Asia Cement Corp.	61,451,481	107,159
AU Optronics Corp.	23,358,993	40,304
AU Optronics Corp. (ADR)	1,097,880	18,576
Cathay Financial Holding Co., Ltd.	21,680,196	51,294
China Steel Corp.	25,146,160	36,683
CTCI Corp. (3)	34,332,870	26,620
Delta Electronics Inc.	21,734,922	84,262
EVA Airways Corp. (1)	32,569,648	11,928
Formosa Plastics Corp.	24,095,000	67,936
Fubon Financial Holding Co., Ltd.	98,216,000	83,828
High Tech Computer Corp.	3,706,469	54,353
Hon Hai Precision Industry Co., Ltd.	49,903,468	376,226
Hon Hai Precision Industry Co., Ltd. (GDR)	1,027,342	15,256
InnoLux Display Corp.	29,115	125
MediaTek Incorporation	7,615,761	137,238
Mega Financial Holding Co., Ltd.	17,238,000	10,883
Phison Electronics Corp.	1,980,321	21,242
President Chain Store Corp.	5,042,517	14,171
ProMOS Technologies Inc.	22,854,000	7,004
Siliconware Precision Industries Co., Ltd.	3,310,493	7,457
SinoPac Financial Holdings Co., Ltd.	44,505,000	20,732
Synnex Technology International Corp.	12,875,355	36,105
Taiwan Cement Corp.	90,890,470	148,745
Taiwan Semiconductor Manufacturing Co., Ltd.	162,653,176	317,032
TECO Electric & Machinery Co., Ltd.	86,872,000	51,250
Test-Rite International Co., Ltd. (1)	15,761,901	10,700
Tong Yang Industry Co., Ltd.	4,618,770	5,336
Tripod Technology Corp.	494,760	2,017
Uni-President Enterprises Co.	19,118,000	29,295
Yageo Corp.	4,163,000	1,735
		1,795,492

Thailand - 1.26%
Advanced Info Service PCL	11,245,200	29,200
Banpu PCL	8,482,400	86,123
Banpu PCL, nonvoting depositary receipts	1,909,800	19,391
Bumrungrad Hospital PCL	34,760,100	45,383
Major Cineplex Group PCL	22,938,300	11,913
Rojana Industrial Park PCL	30,256,300	14,918
		206,928

Turkey - 2.45%
Akbank TAŞ	11,215,484	85,671
Aktas Elektrik Ticaret AŞ (1)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	3,639,971	38,080
Coca-Cola İçecek AŞ, Class C	2,961,195	24,833
Dogan Yayin Holding AŞ (1)	1,707,299	7,300
Hürriyet Gazetecilik ve Matbaacilik AŞ (1)	2,189,733	6,946
Migros Türk TAŞ	4,938,100	86,101
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B (1)	823,420	1,832
Turkcell İletişim Hizmetleri AŞ	9,144,278	77,442
Turkcell İletişim Hizmetleri AŞ (ADR)	764,500	16,269
Türkiye Garanti Bankasi AŞ	1,493,989	11,474
Türkiye Petrol Rafinerileri AŞ	360,387	9,575
Yapi ve Kredi Bankasi AŞ (1)	11,148,358	35,730
		401,253

United Kingdom - 0.90%
Gem Diamonds Ltd. (1)	2,443,811	52,951
Kazakhmys PLC	258,790	7,432
Lonmin PLC	723,815	53,989
Nikanor PLC (1)	2,377,704	25,516
Volga Gas PLC (1)	1,382,346	8,307
		148,195

United States of America - 0.65%
CTC Media, Inc. (1)	2,187,300	48,033
Net 1 UEPS Technologies, Inc. (1)	1,277,800	34,718
Sohu.com Inc. (1)	297,400	11,215
Transmeridian Exploration, Inc. (1) (3)	6,145,900	12,783
		106,749
Vietnam - 0.11%
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $3,914,000) (1) (2) (4)	1,415,941	7,363
Vietnam Resource Investments (Holdings) Ltd. (acquired 6/15/07, cost: $11,302,000) (1) (2) (3) (4)	1,108,000	11,191
		18,554

Multinational - 0.51%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $6,678,000) (2) (3) (4) (6)	55,925	14,934
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $38,229,000) (2) (3) (4) (6)	45,287	52,376
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873	4,470
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,035,000) (1) (2) (3)	277,633	2,035
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	678
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369	9,256
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $342,000) (2) (3) (4)	600,000	220
		83,969

Miscellaneous - 1.63%
Equity securities in initial period of acquisition		267,731

Total equity securities (cost: $8,814,927,000)		15,954,140

Bonds and notes	Units or principal	Value
	amount (000)	(000)

Argentina - 0.24%
Republic of Argentina:
Index-Linked, Payment-in-Kind Bond, 7.898% December 31, 2033 (7)	ARS93,006	31,861
GDP-Linked Bond, 0% December 15, 2035 (5)	216,715	6,720
		38,581

Brazil - 0.17%
Banco BMG SA 8.75% July 1, 2010 (acquired 6/22/05, cost: $10,066,000) (2)	$10,080	10,319
LIGHT - Serviços de Eletricidade SA 10.236% convertible debentures June 30, 2015 (7)	BRL3,277	5,185
Nota do Tesouro Nacional 10% January 1, 2017	5 units	2,466
Unibanco-União de Bancos Brasileiros SA Index-Linked 8.70% Senior Notes due Februay 11, 2010	16,160	9,688
		27,658

Colombia - 0.01%
Republic of Colombia 11.75% March 1, 2010	COP3,100,000	1,608

Dominican Republic - 0.00%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $663,000) (2)	$624	664

Russia - 0.00%
Russian Federation 7.50% March 31, 2030 (7)	276	308

Turkey - 0.40%
Republic of Turkey:
14.00% January 19, 2011	TRY2,300	1,806
Index-Linked Bond, 10.402% February 15, 2012 (7)	2,060	1,793
16.00% March 7, 2012	74,445	62,458
		66,057

Venezuela - 0.01%
Republic of Venezuela:
8.50% October 8, 2014	$195	196
7.65% April 21, 2025	1,225	1,100
		1,296

Total bonds and notes (cost: $116,222,000)		136,172

Short-term securities	Units or principal	Value
	amount (000)	(000)

Corporate short-term notes - 1.59%
Calyon North America, Inc. 5.44% due 10/15/07	100,000	99,773
Ciesco LLC 5.65% due 10/2/07	26,400	26,392
DaimlerChrysler Revolving Auto Conduit LLC 5.25% due 11/2/07	8,000	7,962
Illinois Tool Works, Inc. 4.75% due 10/1/07	7,000	6,997
Statoil ASA 5.20% due 10/15/07	84,500	84,317
Three Pillars Funding 5.30%-5.60% due 10/1/07	33,400	33,395
Total Capital S.A. 5.25% due 10/19/07	2,000	1,994
		260,830

Federal agency discount notes - 0.01%
Federal Home Loan Bank Discount Corp. 4.565% due 12/26/07	1,400	1,385

Total short-term securities (cost: $262,214,000)		262,215

Total investment securities (cost: $9,193,363,000)		16,352,527
Net unrealized depreciation on foreign currency contract (8)		(1,203)
Excess of cash and receivables over payables		57,283

Net assets		$16,408,607

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of September 30, 2007, the total value and cost of such securities were $295,214,000 and $286,635,000, respectively, and the value represented 1.80% of net assets.

(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund. A summary of the fund's transactions in the securities of affiliated issuers during the three months ended September 30, 2007 can be found in the investment in affiliates schedule below.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance.

(5) Represents a zero coupon security that may convert to a coupon-bearing security at a later date.
(6) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(7) Coupon rate may change periodically.
(8) As of September 30, 2007, the net unrealized foreign currency contract payable consists of the following:

	Contract amount		U.S. valuation

				Unrealized
	Non-U.S.	U.S.	Amount	depreciation
	(000)	(000)	(000)	(000)
Sales:
Brazilian Real to U.S. Dollar expiring 10/17/2007	BRL92,847	$49,440	$50,643	$(1,203)

Foreign currency contract ---net……………				$(1,203)

Abbreviations
Securities:
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
GDS = Global Depositary Shares
SDR = Swedish Depositary Receipts

Non-U.S. currency:
ARS - Argentine Peso
BRL - Brazilian Real
COP - Colombian Peso
INR - Indian Rupee
TRY - New Turkish Lira

Federal income tax information
As of September 30, 2007, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $9,408,153,000. Net unrealized appreciation on investments aggregated $6,943,865,000, net of accumulated deferred taxes totaling $509,000, of which $7,155,689,000 related to appreciated securities and $211,824,000 related to depreciated securities.

					Dividend
					and interest
	Beginning	Purchases/	Sales/	Ending	income	Value
Issuer	shares	Additions	Reductions	shares	(000)	(000)

Affiliated issuers:
CIC Energy	2,608,700	471,600	-	3,080,300	$-	$48,537
CTCI	33,626,710	706,160	-	34,332,870	1,077	26,620
McLeod Russel India	5,566,169	-	-	5,566,169	138	8,044
Tele Norte Celular Participações	31,913,830,561	-	31,913,192,285	638,276	-	13,709
Transmeridian Exploration	5,808,500	337,400	-	6,145,900	-	12,783
Transmile Group	15,205,500	-	-	15,205,500	-	20,006

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	10,539,847	303,620	-	10,843,467	-	16,098
Baring Vostok Private Equity Fund III	16,901,200	302,834	-	17,204,034	-	20,141
Baring Vostok Private Equity Fund IV	150,137	-	-	150,137	-	150
Capital International Global Emerging Markets
Private Equity Fund	55,905	20	-	55,925	10	14,934
Capital International Private Equity Fund IV	44,370	917	-	45,287	20	52,376
International Hospital	887,506	-	-	887,506	-	6,505
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	9,934
New GP Capital Partners	27,000	-	-	27,000	12	-
Pan Asia Special Opportunities Fund	600,000	-	-	600,000	53	220
South African Private Equity Fund III	27,594	-	-	27,594	42	35,522
Vietnam Resource Investments	1,108,000	-	-	1,108,000	-	11,191
					$1,352	$296,770

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: November 28, 2007

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: November 28, 2007